RELATED-PARTY TRANSACTIONS (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Notes receivable from participants	$ 210,002	$ 214,940
Master Trust
EBP, Master Trust [Line Items]
Investment at fair value	3,975,172,643	3,521,057,282
Dividends	$ 9,494,578	$ 8,982,897
Common stocks
EBP, Master Trust [Line Items]
Investment, number of shares (in shares)	802,532	916,016
Investment, excluding plan interest in master trust, cost	$ 39,086,697	$ 42,422,602
Investment, number of shares sold (in shares)	40,683,436	40,013,982
Investment, number of shares purchased (in shares)	2,632,258	1,805,660
Dividends	$ 4,526,945	$ 5,014,249
Common stocks | Master Trust
EBP, Master Trust [Line Items]
Investment at fair value	$ 312,241,125	$ 261,788,213